Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	£ (217,597)	£ (243,093)
Recognized in revenue during the year	180,512	203,445
Cash received during the year	(186,415)	(177,949)
Contract liabilities - deferred revenue at end of year	(223,500)	(217,597)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of period	38,018	28,755
Recognized in revenue during the year	39,532	38,018
Cash received during the year	(38,018)	(28,755)
Contract assets - accrued revenue at end of period	39,532	38,018
Contract liabilities - deferred revenue at beginning of year	(180,512)	(203,445)
Recognized in revenue during the year	180,512	203,445
Cash received during the year	(180,494)	(177,426)
Reclassified to current during the year	(9,652)	(3,086)
Contract liabilities - deferred revenue at end of year	(190,146)	(180,512)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	(37,085)	(39,648)
Cash received during the year	(5,921)	(523)
Reclassified to current during the year	9,652	3,086
Contract liabilities - deferred revenue at end of year	£ (33,354)	(37,085)
As previously reported
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year		(246,893)
As previously reported | Current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year		(207,245)
As previously reported | Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year		(39,648)
Adjustment
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year		3,800
Adjustment | Current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year		£ 3,800